Share-based payments - Schedule of RSU and PSU Transactions (Details)	12 Months Ended
	Mar. 30, 2025 share shares	Mar. 31, 2024 shares share
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares)	4,608,777	4,055,199
Granted (in shares)	1,005,636	1,278,211
Cancelled (in shares)	(741,164)	(660,575)
Options/RSUs/PSUs outstanding, ending balance (in shares)	4,757,953	4,608,777
RSU
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares)	480,518	318,082
Granted (in shares)	425,251	438,814
Settled (in shares)	(186,657)	(134,475)
Cancelled (in shares)	(103,954)	(141,903)
Options/RSUs/PSUs outstanding, ending balance (in shares)	615,158	480,518
PSU
Number of shares
Options/RSUs/PSUs outstanding, beginning balance (in shares) | share	342,925	0
Granted (in shares) | share	428,121	399,349
Cancelled (in shares) | share	(95,015)	(56,424)
Options/RSUs/PSUs outstanding, ending balance (in shares) | share	676,031	342,925
PSU | Minimum
Number of shares
Percentage of the vesting conditions	0.00%
PSU | Maximum
Number of shares
Percentage of the vesting conditions	200.00%